Equity - Additional information (Details) - COP ($) $ in Millions				6 Months Ended		12 Months Ended
	Apr. 22, 2021	Mar. 27, 2020	Mar. 26, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of changes in equity [Line Items]
Capital commitments				$ 36,540,000
Number of shares authorised				60,000,000,000
Number of shares subscribed				41,116,694,690
Proportion of shares available for public trade				11.51%
Number of shares available for public trade				4,731,906,273
Proportion of shares held by majority share holders				88.49%
Number of shares held by majority share holders				36,384,788,417
Capital reserve				$ 11,499,933
Number of shares reserved for issue under options and contracts for sale of shares				18,883,305,310
Subscribed and Paid-In-Capital				$ 25,040,067		$ 25,040,067
Additional Paid in Capital				6,607,699		6,607,699
Additional paid-in capital receivable				(143)
Amount of declared dividends	$ 696,387	$ 7,401,005	$ 698,984		$ 1,751,706
Subscribed and paid-in capital	$ 454,154			25,040,067	584,854	25,040,067
Percentage of decreed dividends	100.00%
Dividends paid				1,150,541	$ 2,336,560
Share-based payment arrangements [member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital				31,377
Share-based payment arrangements [member] | Colombian Peso [Member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital				4,457,997
General Meeting of Shareholders
Disclosure of changes in equity [Line Items]
Appropriation of reserves				5,377,359		$ 4,557,074
Financial guarantee contracts [member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital				$ 2,118,468